Trade Payables	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Trade payables

23.	Trade Payables
The Company has entered into supplier finance arrangements with its third party suppliers and third party banks. As a result of these arrangements, the supplier:
•transfers the credit risk;
•can obtain payment at an earlier date than original terms; and
•may receive more favorable terms based on Stellantis’ credit worthiness than if the supplier had factored the receivables directly with the bank.
Participation in the arrangement is at the suppliers’ own discretion. Terms of the original contracts between
Stellantis and the supplier do not change as a result of these transactions, and there is no agreement with the debtor to extend payment terms.
The following table summarizes the carrying amount of liabilities that are part of supplier finance arrangements at
December 31, 2024 and January 1, 2024:

	At December 31, 2024	At January 1, 2024
	(€ million)
Presented within trade payables	€873	€808
Of which suppliers have received payment	817	708
The following table summarizes the range of payment due dates at December 31, 2024 and January 1, 2024:

	At December 31, 2024	At January 1, 2024
(days)
Liabilities that are part of the arrangement	45-90	45-90
Comparable trade payables that are not part of an arrangement(1)	30-60	30-60
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(1) Except for Enlarged Europe, Middle East and Africa which has 60-90 days payment terms